Taxation - Summary of Reconciliation of Tax Charge (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax expense benefits [line items]
Profit before tax	£ 6,064	£ 5,628	£ 3,599
Differences in overseas taxation rates	£ 159	£ 318	£ 302
Differences in overseas taxation rates (in percent)	2.60%	5.60%	8.40%
Benefit of intellectual property incentives	£ (696)	£ (600)	£ (382)
Benefit of intellectual property incentives (in percent)	(11.50%)	(10.70%)	(10.60%)
R&D credits	£ (121)	£ (119)	£ (100)
R&D credits (in percent)	(2.00%)	(2.10%)	(2.80%)
Permanent differences on disposals, acquisitions and transfers	£ 10	£ 275	£ (3)
Permanent differences on disposals, acquisitions and transfers (in percent)	0.20%	4.90%	(0.10%)
Other permanent differences	£ 102	£ 82	£ (4)
Other permanent differences (in percent)	1.70%	1.50%	(0.10%)
Re-assessments of prior year current tax estimates	£ 43	£ (60)	£ 219
Re-assessments of prior year current tax estimates (in percent)	0.70%	(1.10%)	6.10%
Re-assessments of prior year deferred tax estimates	£ (147)	£ (233)	£ (281)
Re-assessments of prior year deferred tax estimates (in percent)	(2.40%)	(4.10%)	(7.80%)
Changes in tax rates	£ (19)	£ (25)	£ (353)
Changes in Tax Rates (in percent)	(0.30%)	(0.40%)	(9.80%)
Tax charge/tax rate	£ 756	£ 707	£ 83
Tax rate (in percent)	12.50%	12.60%	2.30%
UK current year charge
Income tax expense benefits [line items]
UK statutory rate of taxation	£ 1,425	£ 1,069	£ 685
UK statutory rate of taxation (in percent)	23.50%	19.00%	19.00%